Axis - Assets and liabilities classified as held for sale (Details) $ in Millions	Jun. 30, 2021 USD ($)
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Cash and cash equivalents classified as held for sale	$ 6
Accounts receivable and other current assets classified as held for sale	45
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	51
Property, plant and equipment classified as held for sale	1,058
Goodwill and other non-current assets classified as held for sale	47
Accounts payable and other liabilities classified as held for sale	203
Deferred income tax liability classified as held for sale	183
Non-recourse borrowings classified as held for sale	473
Total liabilities classified as held for sale	859
Net assets classified as held for sale	297
Cash and cash equivalents	$ 1,156